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BARROW HANLEY CREDIT OPPORTUNITIES FUND

THE ADVISORS’ INNER CIRCLE FUND III

Barrow Hanley Credit Opportunities Fund

(the “Fund”)

Supplement dated June 7, 2022 to the Fund’s:

•	Prospectus dated April 12, 2022 (the “Prospectus”); and
•	Statement of Additional Information dated April 12, 2022 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

At the recommendation of Perpetual US Services LLC (“Perpetual”), the Fund’s investment adviser, the Board of Trustees of the Trust has approved an Amended and Restated Expense Limitation Agreement for the Fund in order to remove acquired fund fees and expenses (“AFFE”) as expenses excluded from the Fund’s contractual expense limit. Accordingly, effective immediately, the Prospectus and SAI are hereby amended and supplemented as followed:

1.       In the “Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BARROW HANLEY CREDIT OPPORTUNITIES FUND		I Shares	Y Shares
Management Fees		0.60%	0.60%
Shareholder Servicing Fees		none	0.15%
Other Operating Expenses	[1]	0.43%	0.43%
Other Expenses		0.43%	0.58%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%
Total Annual Fund Operating Expenses		1.18%	1.33%
Less Fee Reductions and/or Expense Reimbursements	[3],[4]	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.78%	0.93%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Perpetual US Services LLC, doing business as PGIA (the “Adviser” or “Perpetual-PGIA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.78% of the Fund’s average daily net assets until February 28, 2024 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. The Adviser further has agreed contractually to waive its investment advisory fee payable by the Fund in the amount of the investment advisory fee the Adviser receives from the Barrow Hanley Floating Rate Fund attributable to the assets of the Fund invested in the Barrow Hanley Floating Rate Fund until February 28, 2024 (the “advisory fee waiver”). This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.
[4]	The contractual expense limit and advisory fee waiver represent 0.29% and 0.11%, respectively, of the 0.40% in Fee Reductions and/or Expense Reimbursements shown in the table.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BARROW HANLEY CREDIT OPPORTUNITIES FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
I Shares	80	335
Y Shares	95	382

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. PBH-SK-002-0100